DEBT (Details - Convertible notes and derivative liability) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Convertible notes payable, face amount	$ 0	$ 0
Derivative liability, fair value	0	108,958
Diagonal Lending 1800 [Member]
Short-Term Debt [Line Items]
Convertible notes payable, face amount	0	0
Derivative liability, fair value	0	108,958
Carebourn [Member]
Short-Term Debt [Line Items]
Convertible notes payable, face amount	0	0
Derivative liability, fair value	0	0
Carebourn 1 [Member]
Short-Term Debt [Line Items]
Convertible notes payable, face amount	0	0
Derivative liability, fair value	0	0
More Capital [Member]
Short-Term Debt [Line Items]
Convertible notes payable, face amount	0	0
Derivative liability, fair value	0	0
EMA [Member]
Short-Term Debt [Line Items]
Convertible notes payable, face amount	0	0
Derivative liability, fair value	$ 0	$ 0